Derivatives and Hedging Activities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Reclassify of after-tax net losses on derivative instruments from AOCI	$ 25
Reclassification of net losses related to terminated cash flow hedges from AOCI to income	$ 1
Maximum length of time over which forecasted transactions are hedged, years	3 years 9 months 3 days
Cash collateral netted against derivative assets	$ 103	$ 75
Collateral netted against derivative liabilities	80	$ 124
Net liability position	$ 1